INTANGIBLE ASSETS AND GOODWILL (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 22,107,146	R$ 18,799,813
Additions/(reductions)	5,788,489	7,305,614
Impairment	(35,976)	(104,250)
Amortization	(4,110,451)	(3,894,031)
Ending balance	23,749,208	22,107,146
Goodwill [member]
IfrsStatementLineItems [Line Items]
Beginning balance	6,596,649	6,542,091
Additions/(reductions)	133,993	54,558
Ending balance	6,730,642	6,596,649
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,811,168	3,554,635
Additions/(reductions)	1,556,377	4,060,641
Impairment	(498)	(102,158)
Amortization	(1,831,669)	(1,701,950)
Ending balance	5,535,378	5,811,168
Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,463,216	6,949,393
Additions/(reductions)	3,649,518	3,122,163
Impairment	(35,478)	(2,092)
Amortization	(1,789,426)	(1,606,248)
Ending balance	10,287,830	8,463,216
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,115,481	1,252,485
Additions/(reductions)	114,230	75,064
Amortization	(253,491)	(212,068)
Ending balance	976,220	1,115,481
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	120,632	501,209
Additions/(reductions)	334,371	(6,812)
Amortization	(235,865)	(373,765)
Ending balance	R$ 219,138	R$ 120,632